RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - ECOLAB PUERTO RICO SAVINGS PLAN - Ecolab Inc. - Ecolab Inc. common stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Number of shares held	17,446	23,355
Purchase of investment	$ 322,000
Sale of investment	$ 1,895,000